Loss Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Loss Per Share [Line Items]
Outstanding warrants	2,142,858	2,192,858
Outstanding options	4,221,803	4,216,533
Restricted Stock Units (RSUs) [Member]
Loss Per Share [Line Items]
Outstanding options	1,138,332	59,407